PROPERTY AND EQUIPMENT, NET (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
At cost:
Property and equipment, gross	¥ 39,814,361	¥ 28,464,290
Less: Accumulated depreciation	(6,425,293)	(4,127,504)
Property and equipment net excluding construction in process	33,389,068	24,336,786
Construction in progress	7,234,435	5,259,275
Property and equipment, net	40,623,503	29,596,061
Land
At cost:
Property and equipment, gross	1,552,704	808,651
Buildings
At cost:
Property and equipment, gross	12,178,017	9,552,953
Data center equipment
At cost:
Property and equipment, gross	17,710,351	10,694,057
Leasehold improvement
At cost:
Property and equipment, gross	8,230,992	7,307,207
Furniture and office equipment
At cost:
Property and equipment, gross	137,691	97,039
Vehicles
At cost:
Property and equipment, gross	¥ 4,606	¥ 4,383